Long-term Debt - Narrative (Details) CAD in Millions									1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 29, 2015 USD ($)	Jan. 28, 2015 USD ($)	Dec. 18, 2014 USD ($)	Nov. 04, 2014 USD ($) power_plant MW	Sep. 08, 2014 USD ($)	Jun. 03, 2014 USD ($) MW	Apr. 11, 2014 USD ($) renewal_option	Mar. 25, 2014	Aug. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Sep. 30, 2015	Dec. 31, 2014 USD ($) debt_instrument power_plant MW	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 MW	Dec. 31, 2014 GBP (£) debt_instrument MW	Dec. 31, 2014 CAD debt_instrument MW	Nov. 04, 2014 GBP (£) MW	Jul. 23, 2014 USD ($)	May. 22, 2014 debt_instrument	May. 15, 2014 USD ($)	Mar. 28, 2014 USD ($)	Mar. 31, 2013 USD ($)
Debt Instrument [Line Items]
Long-term debt, amount outstanding												$ 1,569,049,000
Gain on extinguishment of debt, net												(7,635,000)	$ 0	$ 0
Solar energy generation system capacity (in megawatts) | MW															313.0
Capital Leases, Future Minimum Payments Due												$ 126,167,000
Enfinity | United States
Debt Instrument [Line Items]
Solar energy generation system capacity (in megawatts) | MW												15.7				15.7	15.7
Enfinity lease obligation
Debt Instrument [Line Items]
Solar energy generation system capacity (in megawatts) | MW												13.2				13.2	13.2
Amount of financing obligation												$ 29,124,000	31,494,000
HES Portfolio, due 2019 – 2028
Debt Instrument [Line Items]
Stated interest rate (in percent)				6.50%														6.50%
Number of Businesses Acquired | power_plant				6
Solar energy generation system capacity (in megawatts) | MW				3.6														3.6
Amount of financing obligation												24,538,000	0
Summit Solar Projects
Debt Instrument [Line Items]
Stated interest rate (in percent)																				5.75%
Debt instruments held (number of instruments) | debt_instrument																				7
Amount of financing obligation												23,127,000	0
Regulus lease obligation
Debt Instrument [Line Items]
Amount of financing obligation							$ 9,200,000					9,138,000	0
Lease term (in years)							20 years
Number of lease renewal options with a fixed renewal term | renewal_option							2
Fixed lease renewal term (in years)							5 years
Number of lease renewal options with a maximum lease term condition | renewal_option							1
Regulus lease obligation | Maximum
Debt Instrument [Line Items]
Lease term (in years)							34 years 11 months
U.S. Projects 2014, due 2019
Debt Instrument [Line Items]
Amount of financing obligation												6,869,000	0
Lease term (in years)						5 years
Total purchase price						$ 55,600,000
Deferred revenue recorded												48,700,000
DG 2014 Portfolio 1
Debt Instrument [Line Items]
Solar energy generation system capacity (in megawatts) | MW						45
Amount of financing obligation												$ 1,200,000
Lease term (in years)												8 years
Total purchase price												$ 54,300,000
SunE Solar Fund X
Debt Instrument [Line Items]
Gain on extinguishment of debt, net												(15,800,000)
Amount of financing obligation												0	55,616,000
Letter of Credit | Mt. Signal
Debt Instrument [Line Items]
Face amount of debt instrument										$ 79,600,000
Long-term debt, amount outstanding												73,300,000
Letter of Credit | Regulus Solar PPA Security Obligation Letter of Credit
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount																						$ 23,300,000
Letter of Credit | Regulus Solar Debt Service Reserve Letter of Credit
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount																						7,400,000
Line of Credit | Bridge Credit Facility due 2015
Debt Instrument [Line Items]
Aggregate principal amount																					$ 400,000,000	250,000,000
Line of Credit | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount			$ 575,000,000																$ 300,000,000
Increase to line of credit			275,000,000
Long-term debt, amount outstanding												$ 573,500,000	0
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount			215,000,000																$ 140,000,000
Increase to line of credit			$ 75,000,000
Required prepayment percentage of disallowed indebtedness												100.00%
Percentage of borrower's domestic entities' equity as collateral												100.00%
Percentage of borrower's foreign entities' equity as collateral												65.00%
Line of Credit | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Aggregate principal amount		$ 550,000,000
Line of Credit Facility, Accordion Feature, Increase Limit	$ 725,000,000
Line of Credit | Revolving Credit Facility | Subsequent Event | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	2.50%
Line of Credit | Revolving Credit Facility | Subsequent Event | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	1.50%
Line of Credit | Revolving Credit Facility | Scenario, Forecast | Subsequent Event | Eurodollar | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											2.25%
Line of Credit | Revolving Credit Facility | Scenario, Forecast | Subsequent Event | Eurodollar | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											2.75%
Line of Credit | Revolving Credit Facility | Scenario, Forecast | Subsequent Event | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											1.25%
Line of Credit | Revolving Credit Facility | Scenario, Forecast | Subsequent Event | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											1.75%
Secured Debt | Mt. Signal, due 2038
Debt Instrument [Line Items]
Acquisition debt										$ 415,700,000
Stated interest rate (in percent)										6.00%
Long-term debt, amount outstanding												$ 402,440,000	0
Secured Debt | CAP
Debt Instrument [Line Items]
Face amount of debt instrument									$ 212,500,000
Secured Debt | CAP VAT Credit Facility | Chilean Interbank Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									1.40%
Description of variable rate basis									Chilean Interbank Rate
Secured Debt | Regulus Solar, due 2015 – 2016
Debt Instrument [Line Items]
Stated interest rate (in percent)																							18.00%
Face amount of debt instrument																						44,400,000.0	$ 44,400,000
Long-term debt, amount outstanding												0	44,400,000
Secured Debt | Regulus Solar, due 2034
Debt Instrument [Line Items]
Face amount of debt instrument																						120,000,000
Long-term debt, amount outstanding												85,000,000	0
Secured Debt | Regulus Solar Amortizing Term and Fixed Rate Loan
Debt Instrument [Line Items]
Face amount of debt instrument																						$ 135,400,000.0
Secured Debt | Fairwinds and Crundale
Debt Instrument [Line Items]
Stated interest rate (in percent)				2.50%														2.50%
Face amount of debt instrument				$ 62,000,000														£ 39,800,000
Long-term debt, amount outstanding												61,982,000	0
Secured Debt | Marsh Hill
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount												$ 900,000					CAD 1.0
Debt instruments held (number of instruments) | debt_instrument												2				2	2
Secured Debt | U.K. Call Right Projects
Debt Instrument [Line Items]
Term facility												$ 52,700,000				£ 33,900,000
Long-term debt, amount outstanding												52,675,000	0
Secured Debt | U.S. Operating Project
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount												1,900,000
Secured Debt | Nellis, due 2027
Debt Instrument [Line Items]
Stated interest rate (in percent)																						5.75%
Face amount of debt instrument																						$ 55,000,000
Long-term debt, amount outstanding												42,248,000	0
Secured Debt | SunE Perpetual Lindsay
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount												600,000					CAD 0.8
Long-term debt, amount outstanding												$ 42,992,000	0
Debt instruments held (number of instruments) | debt_instrument												2				2	2
Secured Debt | SunE Perpetual Lindsay | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.00%
Description of variable rate basis								Prime Rate
Fixed component of variable rate basis (in percent)								1.00%
Secured Debt | SunE Perpetual Lindsay | Canadian Dealer Offered Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.00%
Description of variable rate basis								CDOR
Secured Debt | California Public Institutions, due 2024 – 2030
Debt Instrument [Line Items]
Face amount of debt instrument												$ 17,600,000
Long-term debt, amount outstanding												$ 16,861,000	9,270,000
Secured Debt | California Public Institutions, due 2024 – 2030 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)												2.50%
Description of variable rate basis												LIBOR
Secured Debt | U.S. Projects 2009 – 2013, due 2024 – 2026
Debt Instrument [Line Items]
Long-term debt, amount outstanding												$ 9,338,000	10,206,000
Number of Businesses Acquired | power_plant												19
Gain on extinguishment of debt, net					$ 2,500,000
Solar energy generation system capacity (in megawatts) | MW												3.6				3.6	3.6
Secured Debt | Enfinity
Debt Instrument [Line Items]
Long-term debt, amount outstanding												$ 6,470,000	$ 6,775,000
Solar energy generation system capacity (in megawatts) | MW												2.5				2.5	2.5
Debt Instrument, Term												20 years
Secured Debt | Subsequent Event | 5.875% Senior Notes Due in 2023
Debt Instrument [Line Items]
Stated interest rate (in percent)		5.875%
Face amount of debt instrument		$ 800,000,000
Proceeds from debt issuance as a percentage of face value		99.214%
Capital Lease Obligations | Alamosa
Debt Instrument [Line Items]
Gain on extinguishment of debt, net												$ 1,900,000